UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                              ---------------

Check here if Amendment [X]; Amendment Number:    6
                                                -----
            This Amendment (Check only one.): [X] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Waveland International, Ltd.
            --------------------------------------------
Address:    227 West Monroe Street,  Suite 4800
            --------------------------------------------
            Chicago, Illinois   60606

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
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Title:    Director
          -----------------------------------------------------------------
Phone:    (312) 739-2138
          -----------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ David S. Richter            Chicago, Illinois             August 14, 2001
---------------------------  -------------------------------  -----------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     2
                                               -----------------

Form 13F Information Table Entry Total:                28
                                               -----------------

Form 13F Information Table Value Total:        $     97,710
                                                ----------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.             Form 13F File Number         Name

        1           28-05461                     Clincher Capital Corporation
    ---------                                    -----------------------------

        2           28-05463                     David  S. Richter
    ---------                                    -----------------------------








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

                                                         Form 13F Information Table

 Column 1        Column 2   Column 3    Column 4                 Column 5   Column 6     Column 7                     Column 8
                                                                                                                 Voting Authority
                 Title of                Value    Shrs or    Sh/   Put/     Investment    Other
 Name of Issuer  Class       CUSIP      (X$1000)  Prn Amt    Prn   Call     Discretion   Managers      Sole      Shared       None

PINNACLE
HLDGS INC        COM        72346N101       601     100,000   SH              DEFINED      1, 2        100,000

ARDEN RLTY INC   COM        039793104     4,005     150,000   SH              DEFINED      1, 2        150,000

CIGNA CORP       COM        125509109     2,875      30,000   SH              DEFINED      1, 2         30,000

BOCA RESORTS
INC              CL A       09688T106    17,362   1,178,700   SH              DEFINED      1, 2      1,178,700

BOGEN
COMMUNICATIONS
INTL INC         COM        097189104     1,184     315,703   SH              DEFINED      1, 2        315,703

DELPHI FINL
GROUP INC        COM        247131105     2,803      72,800   SH              DEFINED      1, 2         72,800

CIDCO INC        COM        171768104       677   1,441,000   SH              DEFINED      1, 2      1,441,000

VISX INC         COM        92844S105       960      49,600   SH              DEFINED      1, 2         49,600

CRONOS GROUP
N V              ORD        L20708100     5,698   1,061,100   SH              DEFINED      1, 2      1,061,100

HEARTLAND        UT LTD
PARTNERS LP      PARTNER    422357103     4,726     327,089   SH              DEFINED      1, 2        327,089







 Column 1        Column 2   Column 3    Column 4                 Column 5   Column 6     Column 7                     Column 8
                                                                                                                 Voting Authority
                 Title of                Value    Shrs or    Sh/   Put/     Investment    Other
 Name of Issuer  Class       CUSIP      (X$1000)  Prn Amt    Prn   Call     Discretion   Managers      Sole      Shared       None

HIGHLANDS INS
GROUP INC        COM        431032101     6,625   1,366,000   SH             DEFINED      1, 2      1,366,000

IMPERIAL CR
INDS INC         COM        452729106     3,566   3,100,732   SH             DEFINED      1, 2      3,100,732

LAKES GAMING
INC              COM        51206P109     4,003     540,900   SH             DEFINED      1, 2        540,900


DYCOM INDS
INC              COM        267475101      4,281    186,700   SH             DEFINED      1, 2        186,700

IDT CORP         CL B       448947309      1,527    138,800   SH             DEFINED      1, 2        138,800

MAXXAM INC       COM        577913106      4,328    175,000   SH             DEFINED      1, 2        175,000

IDT CORP         COM        448947101      1,874    138,800   SH             DEFINED      1, 2        138,800

F M C CORP       COM        302491303      4,799     70,000   SH             DEFINED      1, 2         70,000

NCO GROUP INC    COM        628858102      1,547     50,000   SH             DEFINED      1, 2         50,000

                 COM SH
HRPT PPTYS TR    BEN INT    40426W101      7,492    770,000   SH             DEFINED      1, 2        770,000

INTERACTIVE
DATA CORP        COM        45840J107      3,398    377,500   SH             DEFINED      1, 2        377,500

R H DONNELLEY
CORP             COM        74955W307      1,482     46,300   SH             DEFINED      1, 2         46,300

IHOP CORP        COM        449623107      3,356    125,000   SH             DEFINED      1, 2        125,000





 Column 1        Column 2   Column 3    Column 4                 Column 5   Column 6     Column 7                     Column 8
                                                                                                                 Voting Authority
                 Title of                Value    Shrs or    Sh/   Put/     Investment    Other
 Name of Issuer  Class       CUSIP      (X$1000)  Prn Amt    Prn   Call     Discretion   Managers      Sole      Shared       None

MUELLER INDS
INC              COM        624756102    6,582    200,000     SH             DEFINED      1, 2      200,000

SIRIUS
SATELLITE
RADIO INC        COM        82966U103      305     25,000     SH             DEFINED      1, 2       25,000

TOPPS INC        COM        890786106      877     75,000     SH             DEFINED      1, 2       75,000

XM SATELLITE
RADIO HLDGS INC  COM        983759101      729     45,000     SH             DEFINED      1, 2       45,000

SCHERING PLOUGH
CORP             CALL       806605101       51     10,000           CALL     DEFINED      1, 2       10,000
